Cover	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Entity Information [Line Items]
Entity Registrant Name	TELESAT CORPORATION
Entity Central Index Key	0001845840
Entity File Number	001-41083
Current Fiscal Year End Date	--12-31